Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2019